Notes Related to the Consolidated Statement of Income (Loss) - Summary of Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Income from short term deposits	€ 12	€ 7	€ 163
Gains on change in fair value of derivatives	652	0	0
Other financial income	225	2,940	5,264
Financial income	889	2,947	5,427
Amortized cost of convertible notes	(1,684)	0	0
Financial expenses on lease liability	(336)	(343)	(4)
Interest expense related to borrowings	(142)	(148)	(5)
Other financial expenses	(3,192)	(1,042)	(19)
Financial expenses	(5,354)	(1,533)	(28)
Financial income (loss)	€ (4,465)	€ 1,414	€ 5,399